Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Revenues	$ 328,546	$ 331,721	$ 256,980
Costs	(109,241)	(114,445)	(97,040)
Gross profit / (loss)	219,305	217,276	159,940
Net gain from fair value adjustment of investment properties	350,591	182,590	(109,329)
General and administrative expenses	(51,032)	(71,772)	(42,268)
Selling expenses	(17,358)	(16,759)	(17,915)
Other operating results, net	(4,768)	(26,733)	488
(Loss) / profit from operations	(204,444)	(80,578)	209,574
Segment (loss) / profit	(170,407)	(70,838)	206,734
Operations Center in Argentina [Member]
Statement [Line Items]
Revenues	270,550	268,627	204,987
Costs	48,766	49,231	42,714
Gross profit / (loss)	221,784	219,396	162,273
Net gain from fair value adjustment of investment properties	(350,955)	(190,149)	98,741
General and administrative expenses	(51,179)	(72,215)	(42,666)
Selling expenses	(17,491)	(16,860)	(17,958)
Other operating results, net	(5,192)	(27,061)	225
(Loss) / profit from operations	(203,033)	(86,889)	200,615
Share of profit of associates and joint ventures	33,760	14,449	3,732
Segment (loss) / profit	(169,273)	(72,440)	204,347
Investment properties and trading properties	1,727,017	2,184,308	2,426,126
Investment in associates and joint ventures	124,373	106,622	92,733
Other operating assets	93,749	68,291	90,916
Reportable assets	1,945,139	2,359,221	2,609,775
Operations Center in Argentina [Member] | Shopping Malls [Member]
Statement [Line Items]
Revenues	179,650	176,246	138,836
Costs	10,714	11,937	11,974
Gross profit / (loss)	168,936	164,309	126,862
Net gain from fair value adjustment of investment properties	(14,936)	(41,496)	4,429
General and administrative expenses	(21,608)	(24,826)	(22,923)
Selling expenses	(9,007)	(8,055)	(6,784)
Other operating results, net	(2,840)	(2,173)	(1,137)
(Loss) / profit from operations	120,545	87,759	100,447
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	120,545	87,759	100,447
Investment properties and trading properties	690,300	694,077	735,027
Investment in associates and joint ventures	0	0	0
Other operating assets	2,450	2,459	2,394
Reportable assets	692,750	696,536	737,421
Operations Center in Argentina [Member] | Offices [Member]
Statement [Line Items]
Revenues	16,243	17,031	24,357
Costs	1,182	1,408	2,347
Gross profit / (loss)	15,061	15,623	22,010
Net gain from fair value adjustment of investment properties	(69,585)	(16,890)	(43,179)
General and administrative expenses	(1,788)	(2,768)	(2,731)
Selling expenses	(180)	(383)	(625)
Other operating results, net	(63)	256	(184)
(Loss) / profit from operations	(56,555)	(4,674)	(24,709)
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	(56,555)	(4,674)	(24,709)
Investment properties and trading properties	303,571	447,627	546,221
Investment in associates and joint ventures	0	0	0
Other operating assets	324	398	20,320
Reportable assets	303,895	448,025	566,541
Operations Center in Argentina [Member] | Sales and Developments [Member]
Statement [Line Items]
Revenues	9,246	16,280	5,975
Costs	(5,344)	4,952	4,653
Gross profit / (loss)	3,902	11,328	1,322
Net gain from fair value adjustment of investment properties	(266,145)	131,343	137,010
General and administrative expenses	(8,810)	(9,511)	(8,474)
Selling expenses	(3,236)	(4,172)	(7,385)
Other operating results, net	(1,983)	(3,284)	(384)
(Loss) / profit from operations	(276,272)	(136,982)	122,089
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	(276,272)	(136,982)	122,089
Investment properties and trading properties	730,885	1,039,618	1,141,435
Investment in associates and joint ventures	0	0	0
Other operating assets	54,177	27,341	23,900
Reportable assets	785,062	1,066,959	1,165,335
Operations Center in Argentina [Member] | Hotels [Member]
Statement [Line Items]
Revenues	61,569	55,596	34,441
Costs	28,814	28,162	19,671
Gross profit / (loss)	32,755	27,434	14,770
Net gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(9,342)	(12,168)	(5,847)
Selling expenses	(4,205)	(3,819)	(2,723)
Other operating results, net	(1,131)	531	(473)
(Loss) / profit from operations	18,077	10,916	5,727
Share of profit of associates and joint ventures	0	0	0
Segment (loss) / profit	18,077	10,916	5,727
Investment properties and trading properties	0	0	0
Investment in associates and joint ventures	0	0	0
Other operating assets	31,673	32,632	33,505
Reportable assets	31,673	32,632	33,505
Operations Center in Argentina [Member] | Other [Member]
Statement [Line Items]
Revenues	3,842	3,474	1,378
Costs	2,712	2,772	4,069
Gross profit / (loss)	1,130	702	(2,691)
Net gain from fair value adjustment of investment properties	(289)	(420)	481
General and administrative expenses	(9,631)	(22,942)	(2,691)
Selling expenses	(863)	(431)	(441)
Other operating results, net	(825)	(20,817)	2,403
(Loss) / profit from operations	(8,828)	(43,908)	(2,939)
Share of profit of associates and joint ventures	33,760	14,449	3,732
Segment (loss) / profit	24,932	(29,459)	793
Investment properties and trading properties	2,261	2,986	3,443
Investment in associates and joint ventures	124,373	106,622	92,733
Other operating assets	5,125	5,461	10,797
Reportable assets	$ 131,759	$ 115,069	$ 106,973